Note 18 - Related Parties - Outstanding Balances and Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Receivables	$ 2,650	$ 11,012
Payables	1,505	2,268
Beijing OFY [member]
Statement Line Items [Line Items]
Sales of goods and services	1,069	543	$ 0
Receivables	46	51
Payables	(0)	(0)
Kunlun Tech Limited [member]
Statement Line Items [Line Items]
Sales of goods and services	0	0	15
Purchases of goods and services	2,207	2,367	2,254
Receivables	781	582
Payables	794	1,546
Mobimagic Digital Tech [member]
Statement Line Items [Line Items]
Sales of goods and services	0	496	0
Purchases of goods and services	(0)	9,719	26,267
Receivables	0	3,848
Payables	(0)	(0)
Nanobank [member]
Statement Line Items [Line Items]
Sales of goods and services	0	693	303
Purchases of goods and services	(0)	23,007	25,923
Other transactions	0	264,936	0
Nanocred Cayman [member]
Statement Line Items [Line Items]
Receivables	0	138
Payables	(0)	(0)
nHorizon [member]
Statement Line Items [Line Items]
Sales of goods and services	456	133	146
Purchases of goods and services	(0)	(0)	193
Receivables	734	278
Payables	571	556
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Sales of goods and services		13,819	24,121
Other transactions	0	0	7,131
Receivables	589	5,615
Payables	140	166
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Sales of goods and services	0	0	2,210
Wisdom Connection III Holding [member]
Statement Line Items [Line Items]
Other transactions	0	0	500
Receivables	500	500
Payables	(0)	(0)
Star X [member]
Statement Line Items [Line Items]
Sales of goods and services	$ 0	$ 0	$ 150